Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non- Current
Supplies	$ 314	$ 318
Total non-current inventories	314	318
Current
Supplies	4,725	4,881
Oil and byproducts	6,681	11,263
Others	4	4
Total current inventories	$ 11,410	$ 16,148